Securities Sold Under Repurchase Agreements and Interbank and Institutional Market Debts - Summary of Interest Rate (Detail)	12 Months Ended
Dec. 31, 2017
Brazil [Member] | Bottom of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	40.00%
Brazil [Member] | Bottom of range [member] | Real estate credit bills [Member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	81.00%
Brazil [Member] | Bottom of range [member] | Agribusiness credit bills [Member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	77.00%
Brazil [Member] | Bottom of range [member] | Import and export financing [Member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	1.40%
Brazil [Member] | Bottom of range [member] | On-lending - domestic [Member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	2.50%
Brazil [Member] | Bottom of range [member] | Liabilities from transactions related to credit assignments [Member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	6.78%
Brazil [Member] | Top of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	16.93%
Brazil [Member] | Top of range [member] | Real estate credit bills [Member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	100.00%
Brazil [Member] | Top of range [member] | Financial credit bills [Member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	113.00%
Brazil [Member] | Top of range [member] | Agribusiness credit bills [Member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	100.00%
Brazil [Member] | Top of range [member] | Import and export financing [Member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	6.00%
Brazil [Member] | Top of range [member] | On-lending - domestic [Member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	14.50%
Brazil [Member] | Top of range [member] | Liabilities from transactions related to credit assignments [Member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	13.17%
Foreign [Member] | Bottom of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	1.60%
Foreign [Member] | Bottom of range [member] | Import and export financing [Member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	0.79%
Foreign [Member] | Top of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	4.93%
Foreign [Member] | Top of range [member] | Import and export financing [Member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	11.00%